Related party transactions	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

17. Related party transactions

Related parties

The following was a list of related parties which the Group had transactions with for the six months ended March 31, 2024 and 2025:

No.	Names of related parties	Relationship
1	Zhongchi Chezhigu Internet Technology (Qingdao) Co. Ltd (“Zhongchi Chezhigu”)	A company significantly influenced by the Group
2	Beijing Zhongchi Chi Fu Management Consulting Center (limited partnership) (“Zhongchi Chi Fu Management”)	A non-controlling shareholder of a subsidiary
3	Beijing Qichuang Zhongteng Investment Management Center (limited partnership) (“Beijing Qichuang”)	Shareholder of the Group; A company significantly influenced by Dr. Houqi Zhang
4	Beijing Yonyou Innovation Investment Center (limited partnership) (“Yonyou Innovation”)	Shareholder of the Group
5	Dr. Houqi Zhang	Principal shareholder of the Group
6	Mr. Hui Zhang	Senior management of the Group
7	Ms. Jun Wang	Senior management of the Group
8	Changsha Qixin Zhongying Enterprise Consulting and Management Center (limited partnership) (“Changsha Qixin”)	Shareholder of the Group
9	Beijing Qizhi Zhongchi Investment Management Center (limited partnership) (“Beijing Qizhi”)	Shareholder of the Group; A company controlled by Dr. Houqi Zhang
10	Beijing Anrong Innovation Management Technology Center (limited partnership) (“Beijing Anrong”)	Shareholder of the Group
11	Changsha Tongjie Technology Co. Ltd (“Changsha Tongjie”) (1)	A company significantly influenced by the Group
12	Mr. Jun Lian	Senior management of the Group
13	Mr. Yufeng Bai (2)	Senior management of a subsidiary
14	Henan Zhongqi Alliance Automobile Service Co., Ltd (“Henan Zhongqi”) (2)	A company significantly influenced by Mr. Yufeng Bai
15	Beijing Zhongchi Chefu Data Technology Co., Ltd.	A company under controlled with a principal shareholder
16	Changsha Chitong Technology Co. Ltd (“Changsha Chitong”) (3)	A company significantly influenced by the Group
17	Beijing Qifu Future Consulting Service Center (limited partnership)(“Qifu Future”)	Shareholder of the Group

(1)	Changsha Tongjie was deregistered in January 2025 and therefore it was no longer a related party of the Group since then.
(2)	Mr. Yufeng Bai was no longer a senior management of a subsidiary of the Group since October 2024. Therefore, Mr. Yufeng Bai and Henan Zhongqi were not related parties of the Group since then.
(3)	Changsha Chitong was deregistered in January 2025 and therefore it was no longer a related party of the Group since then.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Related party transactions

The Group had the following significant related party transactions for the six months ended March 31, 2024 and 2025:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Collection of loan to related parties
Beijing Qichuang	$69	$-
Total	69	-

Loan from related parties
Qifu Future	300	-
Mr. Jun Lian	69	-
Mr. Hui Zhang	42	-
Dr. Houqi Zhang (1)	28	51
Others	14	-
Total	453	51

Repayment of loan to related parties
Dr. Houqi Zhang	138	457
Zhongchi Chi Fu Management	21	-
Mr. Hui Zhang	21	13
Ms. Jun Wang	14	111
Mr. Jun Lian	-	41
Total	194	622

Loan to related parties
Dr. Houqi Zhang	-	14
Others	-	27
Total	$-	$41

Accrued loan interest
Dr. Houqi Zhang	20	-

Interest payment
Dr. Houqi Zhang	20	-

Qifu Future transferred the loan principal and interest to Dr. Houqi Zhang
Dr. Houqi Zhang	83	-

Advance to Dr. Houqi Zhang and offset between loan from Dr. Houqi Zhang (2)	152	-

(1)	Dr. Houqi Zhang provided his personal guarantees for certain bank loans to the Group, see Note 7 Borrowing for details. As of March 31, 2024, Dr. Houqi Zhang was also the redemption co-obligor of all mezzanine equity and sole obligator of certain permanent equity in the total amount of RMB317.5 million (US$43.9 million).

(2)	Advance to Dr. Houqi Zhang represented cash in advance to Dr. Houqi Zhang for the potential expense for the Group’s financing during the fiscal year 2023, and the advance payment has been offset by the loan from Dr. Houqi Zhang in January 2024.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

		As of September 30,	As of March 31,
		2024	2025
Related parties	Nature		(Unaudited)
Changsha Tongjie (3)	Loan to related party	$1,058	$-
Mr. Yufeng Bai (3)	Loan to related party	295	285
Beijing Qichuang (3)	Loan to related party	89	86
Henan Zhongqi (3)	Loan to related party	48	47
Others	Others	206	287
Total		$1,696	$705
Less: allowance of credit loss		(1,402)	(644)
Amounts due from related parties, net		$294	$61

(3)

The Group has recorded full allowance on loan to Changsha Tongjie as of September 30, 2024 and write off the loan during the six months ended March 31, 2025.

The Group has recorded full allowance on loan to Mr. Yufeng Bai and Henan Zhongqi as of September 30, 2024 and March 31, 2025 as the collectability is remote.

The Group has recorded nil and full allowance on loan to Beijing Qichuang as of September 30, 2024 and March 31, 2025, respectively.

(4)	The total credit losses for the related party receivables were nil and US$314 for the six months ended March 31, 2024 and 2025, respectively.

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,	As of March 31,
		2025	2025
Related parties	Nature		(Unaudited)
Dr. Houqi Zhang	Loan from related party	$400	$-
Ms. Jun Wang	Loan from related party	227	111
Mr. Hui Zhang	Loan from related party	60	46
Henan Zhongqi	Loan from related party	47	45
Mr. Jun Lian	Loan from related party	33	-
Total		$767	$202

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)